SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
(1) For the year ended December 31, 2017, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to USD 3,501, including USD 2,863 for audit services, USD 91 for audit-related services, USD 229 for tax services and USD 318 for all other services.
For the year ended December 31, 2016, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to USD 3,385, including USD 2,869 for audit services, USD 99 for audit-related services, USD 251 for tax services and USD 166 for all other services.
For the year ended December 31, 2015, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to USD 3,888, including USD 3,535 for audit services, USD 114 for audit-related services, USD 217 for tax services and USD 22 for all other services.